Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) unit customer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2020 USD ($)	Jan. 01, 2019 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Right-of-use assets	$ 7,215,000	$ 0		$ 7,000,000
Accounts Receivable, Allowance for Credit Loss, Current	0	0
Impairment expense related to property, plant and equipment	0	0	$ 5,500,000
Derivative instruments designated as cash flow hedges	0	0	0
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0
Number of Reportable Segments | unit	1
Corpus Christi Pipeline [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
CCL [Member] | Customer Concentration Risk [Member] | SPA Customers [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
SPA, Term of Agreement	20 years
Concentration Risk, Number of Significant Customers | customer	9
Accounting Standards Update 2016-02 [Member] | Other Noncurrent Assets [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Right-of-use assets					$ 8,100,000
Accounting Standards Update 2016-02 [Member] | Other Current Liabilities [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lease liabilities					500,000
Accounting Standards Update 2016-02 [Member] | Other Noncurrent Liabilities [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lease liabilities					5,200,000
Accounting Standards Update 2016-02 [Member] | Other Noncurrent Liabilities—affiliate [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lease liabilities					$ 1,200,000
Accounting Standards Update 2019-12 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cumulative-effect on retained earnings	$ 2,100,000